UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2004

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 11/3/2004
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $119,194
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                          Title        CUSIP      Value      Shares      Invsmnt    Discret  Other   Voting Authority
                                      Of Class                 (x1000)                  Sole      Shared   Mgrs    Sole Shared None

Abiomed Inc                              COM       003654100     137       15,480                                  15,480
Advancis Pharmaceutical                  COM       00764L109     159       19,500                                  19,500
Anheuser Busch Co                        COM       035229103    1,737      34,767                                  34,767
Apollo Group Inc - CL A                 CL A       037604105    1,104      15,045                                  15,045
Banknorth Group Inc                      COM       06646R107     296        8,460                                   8,460
Berkshire Hathaway In. CL B             CL B       084670207    2,420         843                                     843
Biomet                                   COM       090613100    1,726      36,815                                  36,815
Blackrock Inc                           CL A       09247X101    5,320      72,386                                  72,386
Blackrock Limited Term Duration Inc    COM SHS     09249W101     447       22,780                                  22,780
Bright Horizons Family Solutions         COM       109195107    1,799      33,145                                  33,145
Burlington Resources                     COM       122014103    1,541      37,760                                  37,760
Cuno Inc                                 COM       126583103    1,372      23,765                                  23,765
CACI International Inc                  CL A       127190304    1,739      32,950                                  32,950
Citigroup Inc                            COM       172967101     371        8,412                                   8,412
Clarcor Inc                              COM       179895107    1,132      23,757                                  23,757
Courier                                  COM       222660102     261        6,220                                   6,220
Dentsply Intl Inc                        COM       249030107    4,168      80,240                                  80,240
Dionex Corp                              COM       254546104     562       10,280                                  10,280
EMC Corp                                 COM       268648102     459       39,795                                  39,795
Eaton Vance Float Rate Inc. Trust        COM       278279104     646       33,590                                  33,590
Eaton Vance Limited Term Duration f      COM       27828H105     367       19,250                                  19,250
Eaton Vance Senior Floating Rate Fu      COM       27828Q105     630       31,425                                  31,425
Encana Corp                              COM       292505104    4,369      94,360                                  94,360
Engineered Support Sys                   COM       292866100    1,208      26,466                                  26,466
Evergreen Managed Income Fund          COM SHS     30024Y104     195       10,825                                  10,825
Expeditors Intl Wash Inc.                COM       302130109    3,012      58,265                                  58,265
Exxon Mobil Corp                         COM       30231G102    2,016      41,709                                  41,709
FLIR Systems Inc                         COM       302445101    1,842      31,495                                  31,495
First Data Corp                          COM       319963104     930       21,389                                  21,389
Forward Air                              COM       349853101    2,239      55,939                                  55,939
Gabelli Dividend & Inc Trust             COM       36242H104     599       32,800                                  32,800
Gallagher Arthur J & Co.                 COM       363576109     463       13,984                                  13,984
Gannett Co.                              COM       364730101    1,345      16,056                                  16,056
General Electric                         COM       369604103    1,061      31,592                                  31,592
Global Income Fund Inc                   COM       37934Y108     44        10,100                                  10,100
Helix Tech                               COM       423319102     667       49,071                                  49,071
Imperial Oil LTD                         COM       453038408    3,461      66,929                                  66,929
Iron Mountain Inc                        COM       462846106    3,542     104,626                                 104,626
Ishares Leh. Tres. Inflation Protec US TIPS BD FD  464287176    1,520      14,591                                  14,591
Intl. Emerging Mkt I-Share         MSCI EMERG MKT  464287234    2,487      14,415                                  14,415
I-Shares GS Top Co Bonds ETF        GS CORP BD FD  464287242     349        3,120                                   3,120
IShares TR Russell 3000 Growth      RUSL 3000 GR   464287671     534       14,620                                  14,620
Ishares Russell 3000 Index          RUSSELL 3000   464287689    3,742      59,210                                  59,210
Kopin Corp                               COM       500600101     45        11,000                                  11,000
Lincare Holdings                         COM       532791100    1,287      43,335                                  43,335
MFS Intermediate Inc Trust           SH BEN INT    55273C107    1,254     190,545                                 190,545
MFS Govt Mkts Inc                    SH BEN INT    552939100     301       45,215                                  45,215
Map Info Corporation                     COM       565105103     791       73,275                                  73,275
Microsoft                                COM       594918104     495       17,911                                  17,911
Moodys Corp.                             COM       615369105    1,944      26,540                                  26,540
Mylan Labs                               COM       628530107    1,374      76,351                                  76,351
Nortel Networks                          COM       656568102     57        16,748                                  16,748
Paychex                                  COM       704326107    1,280      42,451                                  42,451
PepsiCo Inc.                             COM       713448108    3,094      63,596                                  63,596
Petsmart Inc                             COM       716768106    2,693      94,855                                  94,855
Pfizer                                   COM       717081103     999       32,640                                  32,640
Pitney Bowes Inc.                        COM       724479100    1,976      44,798                                  44,798
Procter & Gamble                         COM       742718109     274        5,064                                   5,064
Quanta Sercices In                       COM       74762E102     97        16,079                                  16,079
Renal Care Group, Inc.                   COM       759930100    2,157      66,928                                  66,928
Respironics                              COM       761230101    2,469      46,210                                  46,210
S & P Dpstry Rpts                    UNIT SER 1    78462F103    2,587      23,146                                  23,146
Charles Schwab & C                       COM       808513105     93        10,173                                  10,173
Southern Union Co. New                   COM       844030106    1,774      86,539                                  86,539
Starbucks Coffee                         COM       855244109    3,699      81,365                                  81,365
Stericycle Inc                           COM       858912108     269        5,850                                   5,850
Symantec Corp                            COM       871503108    2,002      36,485                                  36,485
Teva Pharmaceutical Industry ADR         ADR       881624209    2,997     115,507                                 115,507
United Parcel Cl B                      CL B       911312106    3,446      45,387                                  45,387
United Health Group Inc                  COM       91324P102    1,589      21,546                                  21,546
Varian Medical Systems Inc.              COM       92220P105     469       13,570                                  13,570
Verizon Communications                   COM       92343V104     278        7,070                                   7,070
Washington Mutual                        COM       939322103    1,194      30,549                                  30,549
Wells Fargo & Co                         COM       949746101    3,620      60,715                                  60,715
Wrigley Wm Jr                            COM       982526105    1,538      24,291                                  24,291
Wyeth                                    COM       983024100     520       13,907                                  13,907
XTO Energy                               COM       98385X106    5,373     165,415                                 165,415
Zimmer Holdings                          COM       98956P102    1,140      14,427                                  14,427

Total                                                         119,194   3,047,711                               3,047,711